Schedule of Types of Properties Collateralizing Commercial Mortgage Loans (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
Warehouse
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	28.30%	29.20%
Office buildings
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	22.60%	25.70%
Apartment complex
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	21.40%	16.90%
Retail
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	19.90%	21.60%
Other
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	7.80%	6.60%